Note 11 - Class B Membership Units (Details)	6 Months Ended	12 Months Ended
	Feb. 28, 2015 USD ($) shares	Aug. 31, 2014 USD ($) shares
Class B Membership units, authorized units | shares	8	8
Class B Membership units, issued units | shares	7	7
Class B Membership units, outstanding units | shares	2	2
Proceeds From Issuance Of Membership Units	$ 1,900,000	$ 1,120,000
Subscriptions Receivable	600,000
Administrative Fees	300,000	$ 120,000
Capital Unit, Class B
Partners' Capital Account, Public Sale of Units	500,000
Requirement of foreign investor to invest	$ 1,000,000
Capital Unit, Class B | Minimum
Percentage Of Distributions Received	0.50%
Requirement of foreign investor to invest	$ 500,000
Number of jobs created for workers	10
Capital Unit, Class B | Maximum
Percentage Of Distributions Received	3.00%